EXHIBIT 99.10

EdgeMAC Final Tape Compare Report

TPR Firm:	EdgeMAC	Date Submitted:	4/21/2021
Client Name:	Sprout	Report:	Final Tape Compare Report
Client Project:		Loans in report:	2

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Field	Final Tape Data	Reviewer Data	Comment
04/21/2021	718475	xxxxxx	xxxxxx	xxxxxx	Doc Type	FullDocumentation	No Ratio Program	Discrepancy